Financial Guarantees and Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Condensed Financial Statements, Captions [Line Items]
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	$ (3,943)	$ (34)	$ 0
Operating activities:
Net cash (used in) provided by operating activities	49,148	16,850	75,471
Investing activities:
Acquisitions, net of cash acquired	(356,281)	(278,970)	0
Purchases of property, plant and equipment	(82,457)	(54,642)	(51,625)
Proceeds from sale of assets	2,306	435	1,660
Acquisition of intangibles and other	(250)	(4,582)	(268)
Intercompany investing activities, net	0	0
Net cash provided by (used in) investing activities	(436,682)	(337,759)	(50,233)
Financing activities:
Issuance of common stock	750	30,504	1,087
Proceeds from long-term borrowings	628,135	629,999
Proceeds from short-term borrowings	32,091	4,087	5,725
Repayment of long-term borrowings	(131,453)	(337,679)	(7,678)
Repayment of short-term borrowings	(16,809)	(2,619)	(9,933)
Loan acquisition costs	(21,283)	(16,102)	(220)
Payments of Debt Restructuring Costs	(4,055)	0	0
Intercompany financing activities, net	0	0
Net cash provided by (used in) financing activities	487,376	308,190	(42)
Effect of exchange rate changes on cash	(7,415)	904	(59)
Net change in cash and cash equivalents	92,427	(11,815)	25,137
Cash and cash equivalents at beginning of period	86,064	97,879	72,742
Cash and cash equivalents at end of period	178,491	86,064	97,879
Successor
Operating activities:
Net cash (used in) provided by operating activities			75,471
Investing activities:
Purchases of property, plant and equipment			(51,625)
Proceeds from sale of assets			1,660
Acquisition of intangibles and other			(268)
Intercompany investing activities, net			0
Net cash provided by (used in) investing activities			(50,233)
Financing activities:
Issuance of common stock			1,087
Proceeds from long-term borrowings			10,977
Proceeds from short-term borrowings			5,725
Repayment of long-term borrowings			(7,678)
Repayment of short-term borrowings			(9,933)
Loan acquisition costs			(220)
Intercompany financing activities, net			0
Net cash provided by (used in) financing activities			(42)
Effect of exchange rate changes on cash			(59)
Net change in cash and cash equivalents			25,137
Cash and cash equivalents at end of period			97,879
PGI (Issuer)
Condensed Financial Statements, Captions [Line Items]
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	0	0
Operating activities:
Net cash (used in) provided by operating activities	(249,860)	(97,500)
Investing activities:
Acquisitions, net of cash acquired	0	(278,970)
Purchases of property, plant and equipment	(3,964)	(1,356)
Proceeds from sale of assets	0	0
Acquisition of intangibles and other	(250)	(356)
Intercompany investing activities, net	(333,910)	(12,783)
Net cash provided by (used in) investing activities	(338,124)	(293,465)
Financing activities:
Issuance of common stock	750	30,504
Proceeds from long-term borrowings	628,000	612,602
Proceeds from short-term borrowings	1,691	2,216
Repayment of long-term borrowings	(65,085)	(318,154)
Repayment of short-term borrowings	(1,696)	(2,619)
Loan acquisition costs	(21,283)	(16,102)
Payments of Debt Restructuring Costs	(1,680)
Intercompany financing activities, net	79,939	84,100
Net cash provided by (used in) financing activities	620,636	392,547
Effect of exchange rate changes on cash	0	0
Net change in cash and cash equivalents	32,652	1,582
Cash and cash equivalents at beginning of period	2,068	486
Cash and cash equivalents at end of period	34,720	2,068
PGI (Issuer) | Successor
Operating activities:
Net cash (used in) provided by operating activities			(81,186)
Investing activities:
Purchases of property, plant and equipment			(26,043)
Proceeds from sale of assets			0
Acquisition of intangibles and other			(268)
Intercompany investing activities, net			57,118
Net cash provided by (used in) investing activities			30,807
Financing activities:
Issuance of common stock			1,087
Proceeds from long-term borrowings			0
Proceeds from short-term borrowings			2,725
Repayment of long-term borrowings			(107)
Repayment of short-term borrowings			(1,933)
Loan acquisition costs			(220)
Intercompany financing activities, net			46,178
Net cash provided by (used in) financing activities			47,730
Effect of exchange rate changes on cash			0
Net change in cash and cash equivalents			(2,649)
Cash and cash equivalents at end of period			486
Guarantors
Condensed Financial Statements, Captions [Line Items]
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	0	0
Operating activities:
Net cash (used in) provided by operating activities	165,527	64,440
Investing activities:
Acquisitions, net of cash acquired	0	0
Purchases of property, plant and equipment	(32,731)	(9,841)
Proceeds from sale of assets	0	0
Acquisition of intangibles and other	0	0
Intercompany investing activities, net	(443,791)	(81,373)
Net cash provided by (used in) investing activities	(476,522)	(91,214)
Financing activities:
Issuance of common stock	0	0
Proceeds from long-term borrowings	0	0
Proceeds from short-term borrowings	0	0
Repayment of long-term borrowings	0	0
Repayment of short-term borrowings	0	0
Loan acquisition costs	0	0
Payments of Debt Restructuring Costs	0
Intercompany financing activities, net	374,636	11,592
Net cash provided by (used in) financing activities	374,636	11,592
Effect of exchange rate changes on cash	0	0
Net change in cash and cash equivalents	63,641	(15,182)
Cash and cash equivalents at beginning of period	13,103	28,285
Cash and cash equivalents at end of period	76,744	13,103
Guarantors | Successor
Operating activities:
Net cash (used in) provided by operating activities			77,313
Investing activities:
Purchases of property, plant and equipment			(4,021)
Proceeds from sale of assets			1,646
Acquisition of intangibles and other			0
Intercompany investing activities, net			(37,797)
Net cash provided by (used in) investing activities			(40,172)
Financing activities:
Issuance of common stock			0
Proceeds from long-term borrowings			0
Proceeds from short-term borrowings			0
Repayment of long-term borrowings			0
Repayment of short-term borrowings			0
Loan acquisition costs			0
Intercompany financing activities, net			(23,430)
Net cash provided by (used in) financing activities			(23,430)
Effect of exchange rate changes on cash			0
Net change in cash and cash equivalents			13,711
Cash and cash equivalents at end of period			28,285
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	(3,943)	(34)
Operating activities:
Net cash (used in) provided by operating activities	133,481	49,910
Investing activities:
Acquisitions, net of cash acquired	(356,281)	0
Purchases of property, plant and equipment	(45,762)	(43,445)
Proceeds from sale of assets	2,306	435
Acquisition of intangibles and other	0	(4,226)
Intercompany investing activities, net	791	(15,000)
Net cash provided by (used in) investing activities	(398,946)	(62,236)
Financing activities:
Issuance of common stock	0	0
Proceeds from long-term borrowings	135	17,397
Proceeds from short-term borrowings	30,400	1,871
Repayment of long-term borrowings	(66,368)	(19,525)
Repayment of short-term borrowings	(15,113)	0
Loan acquisition costs	0	0
Payments of Debt Restructuring Costs	(2,375)
Intercompany financing activities, net	322,335	13,464
Net cash provided by (used in) financing activities	269,014	13,207
Effect of exchange rate changes on cash	(7,415)	904
Net change in cash and cash equivalents	(3,866)	1,785
Cash and cash equivalents at beginning of period	70,893	69,108
Cash and cash equivalents at end of period	67,027	70,893
Non-Guarantors | Successor
Operating activities:
Net cash (used in) provided by operating activities			79,344
Investing activities:
Purchases of property, plant and equipment			(21,561)
Proceeds from sale of assets			14
Acquisition of intangibles and other			0
Intercompany investing activities, net			(25,218)
Net cash provided by (used in) investing activities			(46,765)
Financing activities:
Issuance of common stock			0
Proceeds from long-term borrowings			10,977
Proceeds from short-term borrowings			3,000
Repayment of long-term borrowings			(7,571)
Repayment of short-term borrowings			(8,000)
Loan acquisition costs			0
Intercompany financing activities, net			(16,851)
Net cash provided by (used in) financing activities			(18,445)
Effect of exchange rate changes on cash			(59)
Net change in cash and cash equivalents			14,075
Cash and cash equivalents at end of period			69,108
Eliminations
Condensed Financial Statements, Captions [Line Items]
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	0	0
Operating activities:
Net cash (used in) provided by operating activities	0	0
Investing activities:
Acquisitions, net of cash acquired	0	0
Purchases of property, plant and equipment	0	0
Proceeds from sale of assets	0	0
Acquisition of intangibles and other	0	0
Intercompany investing activities, net	776,910	109,156
Net cash provided by (used in) investing activities	776,910	109,156
Financing activities:
Issuance of common stock	0	0
Proceeds from long-term borrowings	0	0
Proceeds from short-term borrowings	0	0
Repayment of long-term borrowings	0	0
Repayment of short-term borrowings	0	0
Loan acquisition costs	0	0
Payments of Debt Restructuring Costs	0
Intercompany financing activities, net	(776,910)	(109,156)
Net cash provided by (used in) financing activities	(776,910)	(109,156)
Effect of exchange rate changes on cash	0	0
Net change in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	0	0
Eliminations | Successor
Operating activities:
Net cash (used in) provided by operating activities			0
Investing activities:
Purchases of property, plant and equipment			0
Proceeds from sale of assets			0
Acquisition of intangibles and other			0
Intercompany investing activities, net			5,897
Net cash provided by (used in) investing activities			5,897
Financing activities:
Issuance of common stock			0
Proceeds from long-term borrowings			0
Proceeds from short-term borrowings			0
Repayment of long-term borrowings			0
Repayment of short-term borrowings			0
Loan acquisition costs			0
Intercompany financing activities, net			(5,897)
Net cash provided by (used in) financing activities			(5,897)
Effect of exchange rate changes on cash			0
Net change in cash and cash equivalents			0
Cash and cash equivalents at end of period			$ 0